UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2013

Date of reporting period: August 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Emerging Markets Equity Portfolio

Portfolio of Investments

August 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 91.0%
Financials - 23.6%
Commercial Banks - 16.3%
Banco do Brasil SA	23,400	$226,061
Bangkok Bank PCL (NVDR)	11,200	61,970
Bank Mandiri Persero Tbk PT	73,000	47,316
China Construction Bank Corp.-Class H	175,000	127,876
DGB Financial Group, Inc.	4,530	63,189
Industrial & Commercial Bank of China Ltd.-Class H	259,000	169,362
Itausa-Investimentos Itau SA (Preference Shares)	16,400	57,463
KB Financial Group, Inc.	1,480	47,215
Komercni Banka AS	340	73,339
Sberbank of Russia (Sponsored ADR)	6,251	65,760
Shinhan Financial Group Co., Ltd.	900	32,709

		972,260

Real Estate Investment Trusts (REITs) - 0.5%
Mexico Real Estate Management SA de CV	17,160	30,516

Real Estate Management & Development - 6.8%
China Overseas Land & Investment Ltd.	28,000	82,552
Country Garden Holdings Co., Ltd.	158,800	99,693
Evergrande Real Estate Group Ltd. (a)	232,000	98,012
KWG Property Holding Ltd.	68,900	46,400
LPN Development PCL	30,200	17,919
Shimao Property Holdings Ltd.	20,000	50,567
Supalai PCL	29,800	11,757

		406,900

		1,409,676

Information Technology - 17.8%
Computers & Peripherals - 1.1%
Inventec Corp.	13,000	10,543
Lite-On Technology Corp.	32,159	54,348

		64,891

Electronic Equipment, Instruments & Components - 3.6%
Innolux Corp. (a)	66,000	32,829
Ju Teng International Holdings Ltd.	28,000	15,542
LG Display Co., Ltd. (a)	5,390	140,956
Yageo Corp. (a)	83,000	27,567

		216,894

Semiconductors & Semiconductor Equipment - 13.1%
Advanced Semiconductor Engineering, Inc.	122,000	107,066
King Yuan Electronics Co., Ltd.	74,000	54,540
Kinsus Interconnect Technology Corp.	10,000	36,404
Samsung Electronics Co., Ltd.	380	465,884
SK Hynix, Inc. (a)	4,690	118,531

		782,425

		1,064,210

Company	Shares	U.S. $ Value
Consumer Discretionary - 13.8%
Auto Components - 0.3%
Xingda International Holdings Ltd.	41,000	19,557

Automobiles - 5.7%
Hyundai Motor Co.	290	64,668
Kia Motors Corp.	3,060	184,098
Tata Motors Ltd. (Sponsored ADR)	4,040	90,173

		338,939

Distributors - 0.4%
Dah Chong Hong Holdings Ltd.	36,000	27,377

Hotels, Restaurants & Leisure - 2.0%
Melco Crown Entertainment Ltd. (ADR) (a)	2,590	70,422
MGM China Holdings Ltd.	16,000	47,882

		118,304

Household Durables - 1.9%
Brookfield Incorporacoes SA (a)	30,500	21,731
Even Construtora e Incorporadora SA	17,600	59,086
Rossi Residencial SA (a)	28,405	32,739

		113,556

Specialty Retail - 1.0%
Mr. Price Group Ltd.	4,900	59,645

Textiles, Apparel & Luxury Goods - 2.5%
Alpargatas SA (Preference Shares)	3,420	17,817
Daphne International Holdings Ltd.	36,000	22,793
Shenzhou International Group Holdings Ltd.	20,000	64,981
Yue Yuen Industrial Holdings Ltd.	14,000	42,832

		148,423

		825,801

Energy - 13.3%
Oil, Gas & Consumable Fuels - 13.3%
China Petroleum & Chemical Corp.-Class H	181,600	130,766
Gazprom OAO (Sponsored ADR)	27,410	213,935
KazMunaiGas Exploration Production JSC (GDR) (b)	2,460	34,022
LUKOIL OAO (London) (Sponsored ADR)	3,710	213,919
Petroleo Brasileiro SA (Sponsored ADR)	10,170	145,024
PTT PCL	5,700	57,903

		795,569

Materials - 8.7%
Chemicals - 1.0%
Hyosung Corp.	890	56,681

Construction Materials - 1.3%
China National Building Material Co., Ltd.-Class H	54,000	49,436
West China Cement Ltd.	208,000	29,903

		79,339

Company	Shares	U.S. $ Value
Metals & Mining - 6.0%
KGHM Polska Miedz SA	3,600	136,551
Korea Zinc Co., Ltd.	60	17,176
MMC Norilsk Nickel OJSC (ADR)	3,700	48,211
Ternium SA (Sponsored ADR)	1,720	42,587
Vale SA (Sponsored ADR) (Local Preference Shares)	8,730	113,316

		357,841

Paper & Forest Products - 0.4%
Duratex SA	5,000	25,315

		519,176

Telecommunication Services - 3.5%
Diversified Telecommunication Services - 0.7%
Telekomunikasi Indonesia Persero TBK PT	220,000	44,191

Wireless Telecommunication Services - 2.8%
China Mobile Ltd.	5,000	53,889
SK Telecom Co., Ltd.	290	57,752
Turkcell Iletisim Hizmetleri AS (a)	10,740	56,109

		167,750

		211,941

Industrials - 3.2%
Airlines - 1.3%
Turk Hava Yollari	25,840	79,656

Industrial Conglomerates - 1.2%
Bidvest Group Ltd.	2,790	68,565

Transportation Infrastructure - 0.7%
Jiangsu Expressway Co., Ltd.-Class H	36,000	40,854

		189,075

Consumer Staples - 3.0%
Food & Staples Retailing - 0.3%
Shoprite Holdings Ltd.	1,220	19,100

Food Products 2.7%
AVI Ltd.	9,600	51,354
Gruma SAB de CV-Class B (a)	7,500	38,502
JBS SA	10,900	33,624
MHP SA (GDR) (b)	2,420	36,300

		159,780

		178,880

Utilities - 2.3%
Electric Utilities - 0.7%
Light SA	5,200	39,229

Independent Power Producers & Energy Traders - 0.5%
China Resources Power Holdings Co., Ltd.	14,000	32,132

Company	Shares	U.S. $ Value
Water Utilities - 1.1%
Cia de Saneamento Basico do Estado de Sao Paulo	3,600	29,558
Cia de Saneamento de Minas Gerais-COPASA	3,000	36,149

		65,707

		137,068

Health Care - 1.8%
Health Care Providers & Services - 0.8%
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	24,000	45,423

Pharmaceuticals - 1.0%
Richter Gedeon Nyrt	3,900	62,586

		108,009

Total Common Stocks (cost $5,921,334)		5,439,405

WARRANTS - 7.9%
Financials - 6.3%
Commercial Banks - 4.6%
Abu Dhabi Commercial Bank PJSC, Deutsche Bank AG London, expiring 2/11/19 (a)	21,000	27,500
Bank of Baroda, JPMorgan Chase Bank, NA, expiring 9/29/14 (a)(b)	7,380	51,143
Bank of India, JPMorgan Chase Bank, NA, expiring 9/29/14 (a)(b)	6,850	14,659
BankMuscat SAOG, Citigroup Global Markets, expiring 10/28/13 (a)	8,560	13,519
Canara Bank, Deutsche Bank AG London, expiring 1/17/17 (a)	1,890	5,793
Commercial Bank of Qatar QSC (The), Deutsche Bank AG London, expiring 5/26/17 (a)	3,170	58,760
First Gulf Bank PJSC, Merrill Lynch Intl & Co., expiring 8/14/15 (a)	12,200	52,948
Punjab National Bank, Merrill Lynch Intl & Co., expiring 7/07/15 (a)	4,130	26,644
Union Bank of India, Merrill Lynch Intl & Co., expiring 7/07/15 (a)	16,520	25,594

		276,560

Real Estate Management & Development - 1.7%
Aldar Properties PJSC, Deutsche Bank AG London, expiring 5/15/17 (a)	55,381	36,939
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 9/24/15 (a)	39,350	61,587

		98,526

		375,086

Industrials - 1.2%
Air Freight & Logistics - 0.9%
Agility Public Warehousing Co. KSC, Credit Suisse, expiring 3/29/16 (a)(b)	22,732	55,991

Company	Shares	U.S. $ Value
Airlines - 0.3%
Air Arabia PJSC, Deutsche Bank AG London, expiring 7/31/17 (a)	43,400	15,715

		71,706

Materials - 0.4%
Chemicals - 0.4%
United Phosphorus Ltd., Merrill Lynch Intl & Co., expiring 2/07/17 (a)	10,960	22,252

Total Warrants (cost $598,095)		469,044

SHORT-TERM INVESTMENTS - 1.0%
Investment Companies - 1.0%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.08% (c) (cost $60,258)	60,258	60,258

Total Investments - 99.9% (cost $6,579,687) (d)		5,968,707
Other assets less liabilities - 0.1%		7,289

Net Assets - 100.0%		$5,975,996

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, the aggregate market value of these securities amounted to $192,115 or 3.2% of net assets.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of August 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $280,340 and gross unrealized depreciation of investments was $(891,320), resulting in net unrealized depreciation of $(610,980).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

Country Breakdown*

20.9%	South Korea
19.4%	China
14.0%	Brazil
9.1%	Russia
5.4%	Taiwan
4.0%	India
3.5%	Hong Kong
3.3%	South Africa
3.3%	United Arab Emirates
2.5%	Thailand
2.3%	Poland
2.3%	Turkey
1.9%	Mexico
7.1%	Other
1.0%	Short-Term

100.0%	Total Investments

*	All data are as of August 31, 2013. The Fund’s country breakdowns are expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.2% or less in the following countries: Czech Republic, Hungary, Indonesia, Kazakhstan, Kuwait, Oman, Qatar and Ukraine.

AllianceBernstein Emerging Markets Equity Portfolio

August 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2013:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$379,800		$1,029,876		$	– 0	–	$1,409,676
Information Technology	– 0	–	1,064,210			– 0	–	1,064,210
Consumer Discretionary	291,968		533,833			– 0	–	825,801
Energy	606,900		188,669			– 0	–	795,569
Materials	229,429		289,747			– 0	–	519,176
Telecommunication Services	– 0	–	211,941			– 0	–	211,941
Industrials	40,854		148,221			– 0	–	189,075
Consumer Staples	159,780		19,100			– 0	–	178,880
Utilities	104,936		32,132			– 0	–	137,068
Health Care	– 0	–	108,009			– 0	–	108,009
Warrants	– 0	–	69,510			399,534		469,044
Short-Term Investments	60,258		– 0	–		– 0	–	60,258

Total Investments in Securities	1,873,925		3,695,248	+		399,534		5,968,707
Other Financial Instruments* :	– 0	–	– 0	–		– 0	–	– 0	–

Total^(a)	$1,873,925		$3,695,248			$399,534		$5,968,707

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.
(a)	An amount of $61,614 was transferred from Level 2 to Level 1 due to increase in observable inputs during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants		Total
Balance as of 11/30/12	$273,602		$273,602
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	(4,714)		(4,714)
Change in unrealized appreciation/depreciation	(137,643)		(137,643)
Purchases	305,004		305,004
Sales	(47,899)		(47,899)
Transfers in to Level 3	21,184		21,184
Transfers out of Level 3	(10,000)		(10,000)

Balance as of 8/31/13+	$399,534		$399,534

Net change in unrealized appreciation/depreciation from Investments held as of 8/31/13	$(139,130)		$(139,130)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at August 31, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 8/31/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Warrants	$399,534	Indicative Market Quotations	Broker Quote	$0.36-$18.54/ $5.36

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

Exhibit No.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 22, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 22, 2013